United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: 03/31/2012

Item 1. Reports to Stockholders

Annual Shareholder Report
March 31, 2012

Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

Not FDIC Insured May Lose Value No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)

The Fund's1 total return, based on net asset value, for the 12-month reporting period ended March 31, 2012, was 3.76% compared to a return of 0.24% for the One-Month London InterBank Offered Rate (LIBOR).2 The Fund's total return for the most recently completed fiscal period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LIBOR.

During the reporting period, the most significant factors affecting the Fund's performance relative to the LIBOR were: (1) the selection of individual securities within each sector and sector diversification; (2) the relative high spreads that continue to persist in the market; (3) the sale of assets because of the de-leveraging of European Bank's balance sheets; and (4) a defaulted position.

SECURITY SELECTION AND SECTOR DIVERSIFICATION

The Fund was invested in a portfolio of trade finance assets that was widely diversified over sectors and geographic regions. Regionally, the portfolio as of March 31, 2012, was invested 26.99% in Asia, 31.69% in CIS Russia, 17.70% in Latin America, 16.87% in Middle East/Africa and held a 3.71% cash position. The countries represented in those regions include: Angola, Argentina, Azerbaijan, Bangladesh, Brazil, Botswana, Cayman Islands, China, Colombia, Egypt, Ghana, Indonesia, India, Jamaica, Korea, Kazakhstan, Mongolia, Nigeria, Russia, Singapore, Turkey and Ukraine. The sector diversification of the Fund at the end of the reporting period was as follows: 1.18% Automotive, 27.32 % Basic Industry, 2.45% Capital Goods, 1.65% Consumer Cyclical, 16.10% Consumer Non-Cyclical, 29.27% Energy, 9.82% Finance, 2.59% Services, 2.87% Telecommunications and 3.71% cash. The Fund's broad diversification on both a regional and sector basis made a positive contribution to fund performance on an absolute basis and relative to the LIBOR.

MARKET SPREADS

The beginning of 2011 continued to see the supply of credit to trade finance assets constrained as banks continued to rebuild capital ratios against an uncertain and burdensome regulatory background – specifically, the uncertainty surrounding Basel II and, potentially, Basel III have caused a significant shortfall of the supply of bank risk capital to trade finance relative to the demand. Even if Basel III provisions are never implemented or amended, existing Basel II provisions meant that major global banks were not growing capital bases as fast as the demand for trade finance. In this regulatory environment, spreads remained wide, which contributed positively to Fund performance relative to the LIBOR. At the end of the reporting period, the invested portion of the Fund had a weighted average spread to the LIBOR of 435 basis points. Demand for trade finance remained high, sustained by the continued growth in world trade.

BANK DE-LEVERAGING

Estimates are that European banks will have to reduce their collective balance sheets by at least EUR 2 Trillion within a year. Trade finance is one of the assets directly affected. European banks are the dominant force in the trade finance market. As European commercial banks sold assets, the trade finance market saw prices of existing loans decrease and spreads on primary issuance increase. This caused negative Fund performance during the fourth quarter of 2011 on both an absolute and relative basis.

DEFAULT

A position defaulted in January 2012 causing the Fund to incur an approximate 90 basis point decrease in the Fund's total return for the reporting period. The default resulted in the position being marked to zero. Prior to this action, the Fund had recovered approximately 23% of the par value. The Fund is currently engaged in efforts to recover further value.

1	Federated Project and Trade Finance Core Fund is NOT a mutual fund. The Fund operates as an open-end extended payment fund. Shareholders of the Fund will have a restricted ability to redeem shares of the Fund (“Shares”). When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to thirty-one (31) days to make payment to the redeeming shareholder. The price of the redeemed Shares will be determined as of the closing net asset value (NAV) of the Fund twenty-four (24) days after receipt of a shareholder redemption request or if such date is a weekend or holiday, on the preceding business day (the “Redemption Pricing Date”). Under normal circumstances, the Fund will make payment to the redeeming shareholder one business day after the Redemption Pricing Date (the “Redemption Payment Date”). However, the Fund reserves the right to make payment up to seven (7) days after the Redemption Pricing Date, provided such date does not exceed thirty-one (31) days after the Shares have been presented for redemption in proper order. Shareholders that redeem Shares will incur the risk that the value of their Shares presented for redemption will be worth less on the Redemption Pricing Date than on the date they submitted their redemption request.
2	LIBOR is a daily reference rate based on the interest rates at which banks borrow unsecured funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT

The Average Annual Total Return table below shows returns averaged over the stated periods. The graph below illustrates the hypothetical investment of $10,0001 in the Federated Project and Trade Finance Core Fund (the “Fund”) from August 26, 2009 (start of performance) to March 31, 2012, compared to the One-Month London Interbank Offered Rate (LIBOR).2

Average Annual Total Returns for the Period Ended 3/31/2012
1 Year	3.76%
Start of Performance*	3.67%
*	The Fund's start of performance date was August 26, 2009.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

Growth of a $10,000 Investment

1	The Fund's performance assumes the reinvestment of all dividends and distributions.
2	The London Interbank Offered Rate (LIBOR) is a daily reference rate based on the interest rates at which banks borrow unsecured Funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Trade Finance Agreements	88.9%
Asset-Backed Securities	4.4%
Cash Equivalents[2]	3.7%
Derivative Contracts[3]	0.2%
Other Assets and Liabilities — Net[4]	2.8%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum and Part B: Information Required in a Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

March 31, 2012

Principal Amount or Shares			Value
		Asset-Backed Securities – 4.4%
		Finance – 4.4%
$4,000,000		Sealane 2011-1X, Class A, 14.510%, 2/12/2016	3,998,000
4,000,000		Oz Wing Cayman II Ltd., Series EMTN, 3.283%, 2/27/2017	4,000,000
1,941,176		Yapi DPR Finance Co. 2010-1, Class A, 1.128%, 11/21/2014	1,815,971
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $9,812,141)	9,813,971
		Trade Finance Agreements – 88.9%
		Automotive – 1.2%
2,753,778		Giti Tire Co., 3.491%, 12/1/2012	2,664,280
		Basic Industry - Fertilizers/Chemicals – 2.0%
5,000,000		Eurochem Mineral and Chemical Co. OJSC, Moscow, Floating Rate Note, 2.533%, 8/7/2016	4,602,500
		Basic Industry - Forestry – 2.2%
4,950,000		Bakrie Sumatera Plantations, 7.468%, 10/30/2016	4,927,725
		Basic Industry - Metals/Mining Excluding Steel – 15.3%
6,000,000		Discovery Copper, 1.000%, 3/31/2015	5,982,000
4,000,000		Erdenet, 7.241%, 9/6/2014	3,974,000
4,812,500	[1]	Evraz Group SA, 3.041%, 11/19/2015	4,660,906
4,375,000		Glencore International, 2.095%, 6/12/2013	4,311,563
3,500,000		Golden Star Resources Ltd., 3.843%, 9/30/2012	3,458,000
4,230,769		Kazakhmys PLC, 1.491%, 2/28/2013	4,203,269
89,998	[1]	Mechel Chelyabin, 5.241%, 12/12/2012	87,613
809,524	[1]	Mechel Kuzbass, 5.241%, 12/12/2012	788,071
179,894	[1]	Mechel S Urals, 5.241%, 12/12/2012	175,127
809,524		Mechel Yakutugol, 5.241%, 12/12/2012	788,071
3,000,000		Vedanta Resources PLC, Floating Rate Note, 3.241%, 1/16/2013	2,974,500
3,000,000		Vedanta/Twinstar, 1.75%, 6/7/2013	2,961,000
		TOTAL	34,364,120
		Basic Industry - Steel Producers/Products – 7.8%
6,000,000		Essar Steel Ltd., 3.491%, 8/15/2012	5,790,000
3,870,158		JSW Duferco, 1.941%, 9/1/2013	3,814,041
6,000,000		Metalloinvest, Floating Rate Note, 3.241%, 4/4/2016	5,997,000
2,000,000		Severstal, 2.818%, 9/23/2013	1,944,000
		TOTAL	17,545,041
		Capital Goods – 2.4%
1,071,429	[1]	Azul Airlines, 6.568%, 3/30/2013	1,046,250
1,071,429	[1]	Azul Airlines, 6.568%, 3/30/2013	1,046,250
3,400,000		TAAG II, Floating Rate Note, 6.218%, 6/27/2016	3,405,100
		TOTAL	5,497,600
		Consumer Cyclical – 1.6%
2,785,714		A & Y Marka, Floating Rate Note, 4.241%, 4/29/2014	3,702,302
		Consumer Non-Cyclical – 16.1%
2,761,832	[2,3,4]	Arrocera Covadonga SA de CV, 8.500%, 12/17/2010	0
1,764,706		Bahia Cellulose, 4.338%, 11/10/2015	1,763,824
3,333,334		Bajaj Hindusthan Ltd., Floating Rate Note, 1.73878%, 3/14/2015	3,138,334
1,215,256		Banacol, 3.741%, 6/14/2013	1,190,344
3,571,429		COCOBOD, Floating Rate Note, 1.000%, 8/31/2012	3,557,143
4,411,765		GVO, 5.241%, 11/2/2015	4,482,353
Annual Shareholder Report

Principal Amount or Shares			Value
$5,250,000		Louis Dreyfus Bz, 3.718%, 9/1/2014	5,205,375
4,000,000		Marfrig Alimentos SA, 5.741%, 11/9/2015	3,990,000
5,500,000		PBC Ghana, 4.75%, 7/3/2012	5,475,250
2,000,000		Ukrland Farming, 0.326%, 6/29/2014	1,991,000
5,400,000		Vicentin, 7.733%, 11/18/2015	5,397,300
		TOTAL	36,190,923
		Energy – 29.3%
5,539,200		BP Angola, 2.968%, 6/30/2015	5,525,352
2,337,246		BP Caspian, Bank Note, 2.968%, 8/20/2015	2,315,043
4,545,000		BTC. Pipeline, 3.242%, 8/15/2012	4,420,013
2,000,000		Bumi Resources Tbk, 11.241%, 8/26/2013	1,990,000
5,000,000		Canbaikal Resources, 5.741%, 4/10/2016	4,920,000
594,118		EGPC Petroleum V Tranche A, 3.718%, 3/31/2015	565,303
54,368		EGPC Petroleum V Tranche B, 3.468%, 12/31/2012	52,682
2,000,000		Energi Mega Persada Tbk, 12.241%, 9/12/2013	1,979,000
3,539,062		Estrella De Oro Mobile Home, 8.468%, 11/30/2015	3,370,957
5,000,000		Gunvor Group, 1.000%, 11/30/2016	4,850,000
5,892,857		OAO Rosneft Oil Co., Floating Rate Note, 1.191%, 2/19/2013	5,775,000
1,800,266		Petroleum Export Ltd. III, 3.968%, 3/15/2013	1,772,361
5,207,427		PTMP Coal, Inc., 7.241%, 11/30/2015	5,243,879
5,000,000		Shunkhlai LLC, 4.741%, 9/21/2012	4,999,000
4,485,982		Sonangol 2014, 1.185%, 7/31/2014	4,306,543
1,444,444		Sonangol Finance Ltd., 3.241%, 11/30/2012	1,432,167
5,000,000		SUEK OJSC, 3.491%, 9/8/2015	4,892,500
375,000		SV Oil & Natural Gas Ltd., 4.241%, 9/14/2013	372,000
1,200,000		Tatneft, 3.341%, 6/23/2013	1,170,600
5,318,182		Tuscany International Drilling, Inc., 6.968%, 8/15/2016	5,317,118
545,455		Tuscany Revolver, 6.968%, 9/15/2014	545,345
		TOTAL	65,814,863
		Finance – 5.5%
2,000,000		Garanti Bankasi, Floating Rate Note, 1.183%, 5/10/2012	2,618,052
3,000,000		International Bank of Azerbaijan, 5.483%, 7/23/2013	2,928,000
3,000,000	[1]	Islami Bank New, 3.919%, 4/4/2012	2,999,700
1,333,333	[1]	Kazkommerzbank, Bond, 1.533%, 6/29/2012	1,320,000
2,400,000		United Bank for Africa, 5.233%, 11/29/2013	2,398,800
		TOTAL	12,264,552
		Services – 2.6%
3,515,152		Azeri Railways Tran A, Floating Rate Note, 3.500%, 1/9/2013	3,409,697
2,484,848		Azeri Railways Tran B, 4.000%, 1/9/2015	2,410,303
		TOTAL	5,820,000
		Telecommunications – 2.9%
2,996,312		Brightstar IV, Sr. Disc. Note, 3.65%, 6/20/2012	3,017,287
3,428,600		Digicel Ltd., 3.788%, 3/31/2015	3,433,743
		TOTAL	6,451,030
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $203,871,444)	199,844,936
Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUND – 3.7%
8,351,126	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	8,351,126
		TOTAL INVESTMENTS — 97.0% (IDENTIFIED COST $222,034,711)[7]	218,010,033
		OTHER ASSETS AND LIABILITIES - NET — 3.0%[8]	6,832,152
		TOTAL NET ASSETS — 100%	$224,842,185

At March 31, 2012, the Fund had the following outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
5/16/2012	5,000,000 Euros	$7,075,600	$405,764

Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2012, these restricted securities amounted to $12,123,917, which represented 5.4% of total net assets.
2	Issuer in default. Principal amount and interest were not paid upon final maturity.
3	Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Non-income producing security.
5	Affiliated holding.
6	7-Day net yield.
7	The cost for federal tax purposes amounts to $222,035,965.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$ —	$9,813,971	$9,813,971
Trade Finance Agreements	—	—	199,844,936[1]	199,844,936
Mutual Fund	8,351,126	—	—	8,351,126
TOTAL SECURITIES	$8,351,126	$ —	$209,658,907	$218,010,033
OTHER FINANCIAL INSTRUMENTS[2]	$ —	$405,764	$ —	$405,764
1	Includes $66,705,656 of securities transferred from Level 2 to Level 3 because the Adviser determined that these securities more appropriately meet the definition of Level 3. Transfers shown represent the value of the securities at the beginning of the period.
2	Other financial instruments include foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Asset-Backed Securities	Investments in Trade Finance Agreements
Balance as of April 1, 2011	$ —	$ —
Accrued discounts/premiums	(6)	669,323
Realized gain (loss)	—	264,695
Change in unrealized appreciation (depreciation)	1,830	(3,914,082)
Purchases	9,812,147	195,415,804
(Sales)	—	(59,296,460)
Transfers into Level 3	—	66,705,656
Balance as of March 31, 2012	$9,813,971	$199,844,936
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2012	$1,830	$(3,914,082)

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended March 31,		Period Ended 3/31/2010[1]
	2012	2011
Net Asset Value, Beginning of Period	$9.95	$9.93	$10.00
Income From Investment Operations:
Net investment income	0.53	0.45	0.15
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.16)	0.04	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.49	0.08
Less Distributions:
Distributions from net investment income	(0.51)	(0.45)	(0.15)
Distributions from net realized gain on investments and foreign currency transactions	(0.04)	(0.02)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.55)	(0.47)	(0.15)
Net Asset Value, End of Period	$9.77	$9.95	$9.93
Total Return[3]	3.76%	5.05%	0.76%
Ratios to Average Net Assets:
Net expenses[4]	0.00%	0.00%	0.00%[5]
Net investment income	5.35%	4.58%	2.13%[5]
Expense waiver/reimbursement[6]	0.35%	0.45%	0.83%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$224,842	$143,710	$97,645
Portfolio turnover	38%	72%	21%
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2012

Assets:
Total investment in securities, at value including $8,351,126 of investment in an affiliated holding (Note 5) (identified cost $222,034,711)		$218,010,033
Cash		1,760,715
Cash denominated in foreign currencies (identified cost $370,697)		364,904
Income receivable		1,040,571
Receivable for investments sold		3,378,624
Unrealized appreciation on foreign exchange contracts		405,764
TOTAL ASSETS		224,960,611
Liabilities:
Income distribution payable	$70,857
Payable to adviser (Note 5)	756
Payable for auditing fees	30,001
Payable for portfolio accounting fees	11,390
Accrued expenses	5,422
TOTAL LIABILITIES		118,426
Net assets for 23,011,782 shares outstanding		$224,842,185
Net Assets Consist of:
Paid-in capital		$228,482,876
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency		(3,624,680)
Distributions in excess of net realized gain on investments and foreign currency transactions		(58,582)
Undistributed net investment income		42,571
TOTAL NET ASSETS		$224,842,185
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$224,842,185 ÷ 23,011,782 shares outstanding, no par value, unlimited shares authorized		$9.77

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended March 31, 2012

Investment Income:
Interest			$10,327,169
Dividends received from an affiliated holding (Note 5)			24,095
TOTAL INCOME			10,351,264
Expenses:
Investment adviser fee (Note 5)		$193,586
Administrative fee (Note 5)		150,000
Custodian fees		14,711
Transfer and dividend disbursing agent fees and expenses		14,782
Directors'/Trustees' fees		9,866
Auditing fees		45,000
Legal fees		117,843
Portfolio accounting fees		118,458
Printing and postage		9,123
Insurance premiums		4,201
Miscellaneous		7,271
TOTAL EXPENSES		684,841
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(193,586)
Waiver of administrative fee	(150,000)
Reimbursement of other operating expenses	(341,255)
TOTAL WAIVERS AND REIMBURSEMENTS		(684,841)
Net expenses			—
Net investment income			10,351,264
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency			120,715
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			(3,605,133)
Net realized and unrealized loss on investments and foreign currency transactions			(3,484,418)
Change in net assets resulting from operations			$6,866,846

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended March 31	2012	2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,351,264	$5,417,176
Net realized gain on investments and foreign currency transactions	120,715	442,571
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,605,133)	328
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,866,846	5,860,075
Distributions to Shareholders:
Distributions from net investment income	(9,992,583)	(5,472,302)
Distributions from net realized gain on investments	(744,182)	(199,922)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,736,765)	(5,672,224)
Share Transactions:
Proceeds from sale of shares	118,801,951	44,702,535
Net asset value of shares issued to shareholders in payment of distributions declared	9,978,537	5,647,409
Cost of shares redeemed	(43,778,542)	(4,472,392)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	85,001,946	45,877,552
Change in net assets	81,132,027	46,065,403
Net Assets:
Beginning of period	143,710,158	97,644,755
End of period (including undistributed (distributions in excess of) net investment income of $42,571 and $(8,915), respectively)	$224,842,185	$143,710,158

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

March 31, 2012

1. ORGANIZATION

Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, which operates as an extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and “qualified purchases” as defined in Section 2(a)(51) of the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Although the factors on which pricing services base their evaluations generally consist of observable inputs, certain fixed-income securities, such as trade finance agreements, are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, pricing services frequently cannot rely on executed trade prices to support their evaluations of these securities and must necessarily rely more heavily on unobservable inputs. In such circumstances, the Fund may classify securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for trade finance agreements, other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2010 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $327,523 and $82,036, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$405,764

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$44,587
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$405,764

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

Shareholders of the Fund will have a restricted ability to redeem shares of the Fund. When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to 31 days to make payment to the redeeming shareholder.

The following table summarizes share activity:

Year Ended March 31	2012	2011
Shares sold	11,919,505	4,490,342
Shares issued to shareholders in payment of distributions declared	1,005,140	567,278
Shares redeemed	(4,356,235)	(449,479)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	8,568,410	4,608,141

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for foreign cash, defaulted securities and discount accretion/premium amortization on debt securities.

For the year ended March 31, 2012, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(307,195)	$307,195

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended March 31, 2012 and 2011 was as follows:

	2012	2011
Ordinary income[1]	$10,659,500	$5,671,715
Long-term capital gains	$77,265	$509
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$230,570
Undistributed long-term capital gains	$160,436
Net unrealized depreciation	$(4,031,697)
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to defaulted securities.

At March 31, 2012, the cost of investments for federal tax purposes was $222,035,965. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and an outstanding foreign currency commitment was $4,025,932. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $462,294 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,488,226.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended March 31, 2012, the Adviser voluntarily waived $177,735 of its fee and voluntarily reimbursed $341,255 of other operating expenses.

Certain of the Fund's assets are managed by GML Capital LLP (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives a fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2012, the Sub-Adviser earned a fee of $500,000.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2012, FAS waived its entire fee of $150,000.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2012, the Adviser reimbursed $15,851. Transactions involving the affiliated holding during the year ended March 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 3/31/2011	12,560,938
Purchases/Additions	214,967,329
Sales/Reductions	219,177,141
Balance of Shares Held 3/31/2012	8,351,126
Value	$8,351,126
Dividend Income	$24,095

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended March 31, 2012, were as follows:

Purchases	$160,172,526
Sales	$60,118,381

7. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At March 31, 2012, the diversification of countries was as follows:

Country	Percentage of Net Assets
Russia	15.9%
India	8.5%
Brazil	7.8%
Angola	6.5%
Indonesia	6.3%
Turkey	5.6%
Ghana	5.5%
Argentina	5.2%
Azerbaijan	4.9%
Kazakhstan	4.4%
Mongolia	4.0%
Colombia	3.1%
Botswana	2.7%
Singapore	2.2%
Cayman Islands	1.8%
South Korea	1.8%
Jamaica	1.5%
Bangladesh	1.3%
China	1.2%
Egypt	1.1%
Nigeria	1.1%
Ukraine	0.9%
Mexico	0.0%
Annual Shareholder Report

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the year ended March 31, 2012, the program was not utilized.

10. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

11. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2012, the amount of long-term capital gains designated by the Fund was $77,265.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF The FEDERATED Core TRUSt III AND The SHAREHOLDERS OF Federated Project and trade finance core Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Project and Trade Finance Core Fund (the “Fund”), a series of the Federated Core Trust III, as of March 31, 2012, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the two year period then ended, and for the period from August 26, 2009 (commencement of investment operations) through March 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Project and Trade Finance Core Fund as of March 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2012

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual	$1,000.00	$996.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.00	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The Adviser has voluntarily agreed to reimburse all operating expenses incurred by the Fund. This arrangement has no fixed term.
Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2011, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 134 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: February 2008	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 2008	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director, Chairman of the Audit Committee, and member of the Compensation Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: February 2008	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Member, Pennsylvania State Board of Education; Director, Saint Vincent College; Director, Ireland Institute of Pittsburgh; Chair and Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: February 2008	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee, Vice Chairman of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College; Board of Directors, Medicines for Humanity; Board of Directors, The Golisano Children's Museum of Naples, Florida.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: February 2008	Principal Occupations: Director or Trustee, Chairman of the Audit Committee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 2008	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: February 2008	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: February 2008	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: February 2008	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 VICE PRESIDENT and CHIEF INVESTMENT OFFICER Began serving: February 2008	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated project and trade finance Core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2011. The Board's decision regarding the contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Project and Trade Finance Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31415N103

Q450320 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $29,000

Fiscal year ended 2011 – $28,500

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 - $48

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2012 - $0

Fiscal year ended 2011 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1) The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2) Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3) Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(c)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(d)

Fiscal year ended 2012 – 0%

Fiscal year ended 2011 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

(f) NA

(g) Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2012 - $13,609

Fiscal year ended 2011 - $2,010

(h) The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust III

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date May 21, 2012